MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

September 30, 2023 (Unaudited)

Mutual Funds (91.8%)	Shares	Value

Shelton Nasdaq-100 Index Direct	54,375	$ 1,728,026
Vanguard Tax-Managed Capital App Adm Class	6,216	1,377,588
Touchstone Large Cap Focused Class Y	22,389	1,213,948
Centre American Select Equity Class I	78,363	1,161,341
T. Rowe Price All-Cap Opportunities	18,147	1,102,443
BNY Mellon Dynamic Value Class I	26,021	1,054,645
Putnam Large Cap Value Class Y	34,441	1,015,323
Pear Tree Quality Class I	45,188	988,251
Hillman Value No Load	33,934	948,111
Columbia Dividend Income Class I2	31,956	943,031
T. Rowe Price Dividend Growth	13,000	851,370
Fidelity Large Cap Core Enhanced Index	41,279	830,944
Neuberger Berman Large Cap Value Inv Class	17,434	711,493
Principal Blue Chip Class I	19,950	666,733
Loomis Sayles Growth Class Y	30,000	648,300
Jensen Quality Growth Class I	11,000	635,910
Vanguard Equity Income Adm Class	7,382	605,101
Primecap Odyssey Aggressive Growth	13,998	575,308
Fidelity Select Brokerage and Investment Portfolio	4,752	542,013
Fidelity Large Cap Growth Index	19,417	504,272
Amana Growth Class I	7,810	496,954

Total Mutual Funds (Cost $ 15,286,582)		18,601,105

Short-Term Securities (7.4%)

Fidelity Institutional Money Market (Cost $ 1,504,477)		1,504,477

Total Short-Term Securities		1,504,477

Total Investments in Securities (Cost $ 16,791,059) (99.2%)		20,105,582

Net Other Assets and Liabilities (0.8%)		165,540

Net Assets (100%)		$ 20,271,122

As of September 30, 2023, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$15,286,582
Unrealized appreciation	3,374,772
Unrealized depreciation	60,249
Net unrealized appreciation (depreciation)	3,314,523

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

September 30, 2023 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

MH Elite Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 18,601.105	-	-	$ 18,601.105
Short Term Investments	1,504,477	-	-	1,504,477
Total Investments in Securities	$ 20,105,582	-	-	$ 20,105,582

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

2